VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Mortgage-Backed Securities—95.9%
Agency—95.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
K058, A1 2.340%, 7/25/26	$1,783	$1,773
K537, AS (SOFR30A + 0.520%, Cap N/A, Floor 0.520%) 4.189%, 1/25/30(1)	4,249	4,239
K542, AS (SOFR30A + 0.530%, Cap N/A, Floor 0.530%) 4.199%, 1/25/30(1)	4,993	4,984
K546, AS (SOFR30A + 0.530%, Cap N/A, Floor 0.530%) 4.199%, 3/25/30(1)	3,995	3,990
K549, AS (SOFR30A + 0.520%, Cap N/A, Floor 0.520%) 4.189%, 7/25/30(1)	7,977	7,964
K549, AS (SOFR30A + 0.540%, Cap N/A, Floor 0.540%) 4.209%, 9/25/30(1)	4,998	4,993
K557, AS (SOFR30A + 0.500%, Cap N/A, Floor 0.500%) 4.169%, 12/25/30(1)	2,000	2,000
KG09, AS (SOFR30A + 0.560%, Cap N/A, Floor 0.560%) 4.229%, 8/25/29(1)	9,986	9,971
KJ49, AFL (SOFR30A + 0.600%, Cap N/A, Floor 0.600%) 4.269%, 1/25/31(1)	6,375	6,383
KW07, A1 3.600%, 7/25/28	86	85
Federal Home Loan Mortgage Corp. REMIC
2980, FJ (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 4.087%, 11/15/34(1)	3,413	3,385
4248, FT (SOFR30A + 0.614%, Cap 6.500%, Floor 0.500%) 4.287%, 9/15/43(1)	7,555	7,482
4794, WF (SOFR30A + 0.464%) 4.146%, 3/15/43(1)	3,901	3,843
4838, VA 4.000%, 3/15/36	474	474
4863, JF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.187%, 7/15/38(1)	5,101	5,055
4942, FB (SOFR30A + 0.614%, Cap 6.000%, Floor 0.500%) 4.287%, 4/15/40(1)	4,974	4,933
5237, MV 4.500%, 8/25/33	716	711
5251, FG (SOFR30A + 0.450%, Cap 6.500%, Floor 0.450%) 4.112%, 8/25/52(1)	5,759	5,694
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates FRESR 2017-SR01, A3 3.089%, 11/25/27	1,044	1,025
Federal Home Loan Mortgage Corporation
Pool #1Q1195 (RFUCCT1Y + 1.579%, Cap 10.110%, Floor 1.579%) 6.271%, 5/1/37(1)	1,200	1,240
	Par Value	Value
Agency—continued
Pool #1Q1420 (RFUCCT1Y + 1.843%, Cap 10.634%, Floor 1.843%) 6.618%, 9/1/39(1)	$772	$795
Pool #2B5891 (RFUCCT1Y + 1.640%, Cap 8.023%, Floor 1.640%) 5.816%, 2/1/47(1)	1,276	1,318
Pool #840337 (RFUCCT1Y + 1.576%, Cap 7.657%, Floor 1.576%) 6.224%, 7/1/46(1)	596	616
Pool #840617 (U.S. Treasury Yield Curve CMT 1 year + 2.082%, Cap 7.749%, Floor 2.082%) 6.148%, 7/1/47(1)	1,125	1,168
Pool #840698 (U.S. Treasury Yield Curve CMT 5 year + 1.288%, Cap 7.202%, Floor 1.288%) 3.711%, 3/1/47(1)	4,571	4,475
Pool #841083 (RFUCCT1Y + 1.645%, Cap 7.825%, Floor 1.645%) 6.223%, 5/1/49(1)	3,481	3,608
Pool #841345 (RFUCCT1Y + 1.628%, Cap 7.726%, Floor 1.628%) 6.206%, 1/1/47(1)	1,116	1,156
Pool #848736 (RFUCCT1Y + 1.750%, Cap 9.575%, Floor 1.750%) 6.279%, 5/1/35(1)	2,732	2,830
Pool #848744 (RFUCCT1Y + 1.789%, Cap 9.086%, Floor 1.789%) 6.467%, 5/1/34(1)	1,562	1,617
Pool #848747 (RFUCCT1Y + 1.862%, Cap 9.974%, Floor 1.862%) 6.598%, 7/1/36(1)	1,506	1,559
Pool #848796 (RFUCCT1Y + 1.797%, Cap 9.853%, Floor 1.797%) 6.318%, 5/1/37(1)	2,786	2,891
Pool #E04116 2.500%, 11/1/27	332	328
Pool #E09000 3.000%, 6/1/27	129	128
Pool #G15863 3.000%, 7/1/31	534	522
Pool #G18622 2.500%, 12/1/31	279	268
Pool #J20464 2.500%, 9/1/27	158	156
Pool #J36146 2.500%, 1/1/27	75	75
Pool #RD5246 4.500%, 5/1/35	714	716
Pool #RD5280 4.500%, 12/1/35	1,073	1,074
Pool #SB1351 5.000%, 11/1/39	5,468	5,552
Pool #SB1701 2.500%, 12/1/32	5,831	5,633
Pool #WN2145 1.700%, 10/1/28	540	510
Pool #ZS8563 3.000%, 4/1/30	564	553
Federal National Mortgage Association
(SOFR + 0.260%) 3.890%, 11/5/27(1)	5,000	5,014
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value
Agency—continued
2016-M8, FA (SOFR30A + 0.614%, Cap N/A, Floor 0.500%) 4.280%, 7/25/26(1)	$1,022	$1,020
Pool #462207 (U.S. Treasury Yield Curve CMT 1 year + 2.175%, Cap 8.812%, Floor 2.175%) 5.922%, 1/1/36(1)	688	685
Pool #462210 (U.S. Treasury Yield Curve CMT 1 year + 2.175%, Cap 8.889%, Floor 2.175%) 5.825%, 1/1/36(1)	261	261
Pool #462306 (U.S. Treasury Yield Curve CMT 1 year + 2.379%, Cap 10.976%, Floor 2.379%) 6.090%, 4/1/37(1)	1,068	1,064
Pool #462410 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.632%, Floor 2.375%) 6.350%, 9/1/37(1)	539	532
Pool #AB5239 3.000%, 5/1/27	247	245
Pool #AB8787 2.000%, 3/1/28	165	162
Pool #AD0064 (RFUCCT6M + 1.545%, Cap 10.914%, Floor 1.545%) 5.925%, 1/1/35(1)	559	573
Pool #AE0544 (RFUCCT1Y + 1.747%, Cap 8.125%, Floor 1.747%) 6.353%, 11/1/40(1)	1,198	1,245
Pool #AJ6967 3.000%, 11/1/26	54	54
Pool #AL0270 (RFUCCT1Y + 1.658%, Cap 10.514%, Floor 1.658%) 6.138%, 8/1/38(1)	305	312
Pool #AL0323 (RFUCCT1Y + 1.819%, Cap 8.278%, Floor 1.819%) 6.659%, 6/1/41(1)	746	777
Pool #AL0960 (RFUCCT1Y + 1.681%, Cap 9.737%, Floor 1.681%) 6.286%, 7/1/37(1)	1,592	1,644
Pool #AL1886 (RFUCCT1Y + 1.752%, Cap 8.453%, Floor 1.752%) 6.527%, 6/1/42(1)	240	250
Pool #AL2202 (RFUCCT1Y + 1.670%, Cap 9.440%, Floor 1.670%) 6.133%, 6/1/36(1)	604	623
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 6.411%, 9/1/37(1)	621	627
Pool #AL3765 3.000%, 3/1/28	194	193
Pool #AL3794 3.000%, 6/1/28	357	354
Pool #AL3803 3.000%, 6/1/28	322	319
Pool #AL6227 2.500%, 12/1/29	124	121
Pool #AL6516 (RFUCCT1Y + 1.752%, Cap 8.713%, Floor 1.752%) 6.210%, 4/1/40(1)	1,216	1,263
Pool #AL7477 (RFUCCT1Y + 1.798%, Cap 8.604%, Floor 1.798%) 6.447%, 12/1/40(1)	913	949
Pool #AL7812 (RFUCCT1Y + 1.730%, Cap 8.375%, Floor 1.730%) 6.359%, 11/1/40(1)	2,121	2,205
	Par Value	Value
Agency—continued
Pool #AL8796 (RFUCCT1Y + 1.828%, Cap 8.474%, Floor 1.828%) 6.551%, 9/1/41(1)	$2,126	$2,217
Pool #AL8827 3.000%, 2/1/29	108	106
Pool #AL8872 (RFUCCT1Y + 1.802%, Cap 8.302%, Floor 1.802%) 6.423%, 7/1/42(1)	2,846	2,954
Pool #AL9329 (RFUCCT1Y + 1.570%, Cap 10.662%, Floor 1.570%) 6.158%, 7/1/38(1)	411	423
Pool #AL9996 3.000%, 4/1/32	337	328
Pool #AO3261 3.000%, 10/1/27	657	651
Pool #AP2717 2.500%, 10/1/27	157	156
Pool #AT2769 2.000%, 5/1/28	111	109
Pool #BE3734 (RFUCCT1Y + 1.620%, Cap 8.028%, Floor 1.620%) 6.270%, 7/1/47(1)	659	684
Pool #BL6487 (SOFR30A + 0.874%, Cap 98.510%, Floor 0.760%) 4.543%, 4/1/30(1)	9,803	9,814
Pool #BM1022 2.500%, 1/1/27	87	87
Pool #BM1805 (RFUCCT1Y + 1.603%, Cap 7.827%, Floor 1.603%) 6.353%, 9/1/47(1)	1,578	1,639
Pool #BM3981 (RFUCCT1Y + 1.747%, Cap 8.600%, Floor 1.747%) 6.251%, 2/1/42(1)	327	339
Pool #BM4556 (RFUCCT1Y + 1.594%, Cap 8.506%, Floor 1.594%) 6.330%, 10/1/48(1)	1,616	1,676
Pool #BM4557 (RFUCCT1Y + 1.775%, Cap 7.955%, Floor 1.775%) 6.410%, 5/1/45(1)	1,247	1,300
Pool #BM5826 4.000%, 4/1/29	286	285
Pool #BM6134 (RFUCCT1Y + 1.595%, Cap 7.517%, Floor 1.595%) 6.144%, 9/1/47(1)	4,002	4,161
Pool #BM7024 (RFUCCT1Y + 1.706%, Cap 8.781%, Floor 1.706%) 6.258%, 6/1/49(1)	327	338
Pool #BM7025 (RFUCCT1Y + 1.691%, Cap 8.889%, Floor 1.691%) 6.286%, 5/1/42(1)	4,357	4,524
Pool #BM7473 (SOFR30A + 2.259%, Cap 10.746%, Floor 2.259%) 5.760%, 3/1/54(1)	4,900	5,001
Pool #BW7240 (SOFR30A + 2.120%, Cap 8.848%, Floor 2.120%) 3.849%, 10/1/52(1)	5,769	5,849
Pool #CA1310 3.000%, 10/1/27	185	184
Pool #CB8382 (SOFR30A + 2.328%, Cap 10.046%, Floor 2.328%) 5.070%, 4/1/54(1)	9,471	9,592
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #DB0740 (SOFR30A + 2.340%, Cap 10.482%, Floor 2.340%) 5.476%, 4/1/54(1)	$1,664	$1,685
Pool #DD4389 (SOFR30A + 2.300%, Cap 10.509%, Floor 2.300%) 5.509%, 4/1/55(1)	4,204	4,256
Pool #FM6371 4.500%, 1/1/27	1	1
Pool #FS1845 3.500%, 12/1/29	302	299
Pool #FS6125 2.000%, 7/1/32	489	465
Pool #FS7243 3.000%, 11/1/31	561	550
Pool #FS9546 4.000%, 1/1/36	2,321	2,308
Pool #MA2589 3.000%, 4/1/26	— (2)	— (2)
Pool #MA2869 2.500%, 1/1/27	105	104
Pool #MA2899 2.500%, 2/1/27	83	82
Pool #MA2924 2.500%, 3/1/27	87	87
Pool #MA3220 2.500%, 12/1/27	244	241
Pool #MA3221 3.000%, 12/1/27	254	252
Pool #MA3395 3.500%, 6/1/28	209	208
Pool #MA3680 3.500%, 6/1/29	339	336
Pool #MA4172 1.500%, 11/1/30	301	286
Pool #MA5715 4.500%, 5/1/35	770	769
Pool #MA6011 4.500%, 3/1/36	5,717	5,718
Federal National Mortgage Association REMIC
2005-103, FC (SOFR30A + 0.614%, Cap 7.500%, Floor 0.500%) 4.276%, 7/25/35(1)	5,524	5,509
2005-17, FA (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 4.076%, 3/25/35(1)	2,243	2,223
2005-64, UF (SOFR30A + 1.464%, Cap 6.000%, Floor 1.350%) 5.126%, 7/25/35(1)	5,814	5,924
2005-74, NA (SOFR30A + 0.534%, Cap 6.500%, Floor 0.420%) 4.196%, 5/25/35(1)	3,888	3,875
2010-107, PF (SOFR30A + 0.484%, Cap 7.000%, Floor 0.370%) 4.146%, 6/25/40(1)	3,318	3,305
2011-144, JF (SOFR30A + 0.614%, Cap 7.000%, Floor 0.500%) 4.276%, 1/25/42(1)	4,898	4,866
2011-62, LF (SOFR30A + 0.514%, Cap 7.000%, Floor 0.400%) 4.176%, 1/25/32(1)	2,542	2,530
2012-102, BG 1.600%, 9/25/27	116	114
	Par Value	Value
Agency—continued
2013-129, KB 3.000%, 1/25/29	$220	$218
2015-96, EA 3.000%, 12/25/26	146	145
2016-48, UF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.176%, 8/25/46(1)	3,396	3,373
2016-65, F (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.176%, 9/25/46(1)	3,810	3,777
2017-33, LF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.176%, 5/25/39(1)	10,084	9,980
2018-92, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.176%, 5/25/33(1)	2,563	2,547
2018-96, FC (SOFR30A + 0.564%, Cap 6.500%, Floor 0.450%) 4.226%, 10/25/35(1)	2,712	2,698
2019-13, FG (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.176%, 4/25/49(1)	5,536	5,477
2021-97, B 3.000%, 5/25/33	195	194
Freddie Mac Strips 427, GB 4.000%, 3/25/31	5,140	5,078
FRESB Mortgage Trust
2016-SB13, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 4.483%, 1/25/36(1)	3,391	3,373
2018-SB49, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 4.483%, 4/25/38(1)	5,418	5,387
2018-SB51, A7H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 4.483%, 4/25/38(1)	665	662
2019-SB66, A7H 2.390%, 6/25/39(1)	1,163	1,155
2020-SB76, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 4.483%, 4/25/40(1)	6,193	6,160
Government National Mortgage Association
2009-88, FA (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 4.537%, 10/16/39(1)	2,566	2,574
2010-159, D 4.558%, 9/16/44(1)	746	744
2010-20, FD (1 month Term SOFR + 0.934%, Cap 6.500%, Floor 0.820%) 4.610%, 2/20/40(1)	5,435	5,462
2010-20, FE (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 4.540%, 2/20/40(1)	9,701	9,741
2017-134, VD 3.000%, 4/20/38	865	828
2019-11, FD (1 month Term SOFR + 0.494%, Cap N/A, Floor 0.380%) 4.162%, 8/20/45(1)	5,114	5,057
Pool #5276 3.000%, 1/20/27	142	141
Pool #783018 5.200%, 10/15/29	179	181
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #787184 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 7.515%, Floor 1.500%) 5.413%, 8/20/49(1)	$2,930	$2,976
Pool #787870 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 1/20/55(1)	9,330	9,333
Pool #787907 (U.S. Treasury Yield Curve CMT 1 year + 1.502%, Cap 7.655%, Floor 1.502%) 5.392%, 8/20/49(1)	9,424	9,608
Pool #787937 (U.S. Treasury Yield Curve CMT 1 year + 1.658%, Cap 9.733%, Floor 1.658%) 4.733%, 4/20/55(1)	8,153	8,171
Pool #DG4178 (U.S. Treasury Yield Curve CMT 1 year + 2.000%, Cap 10.000%, Floor 2.000%) 5.000%, 2/20/55(1)	3,694	3,710
Pool #DI5711 (U.S. Treasury Yield Curve CMT 1 year + 2.000%, Cap 10.000%, Floor 2.000%) 5.000%, 3/20/55(1)	1,224	1,231
Pool #MA0513 2.500%, 11/20/27	230	227
Pool #MA0601 2.500%, 12/20/27	281	277
Pool #MA9679 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 5/20/54(1)	3,321	3,321
Pool #MA9735 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 6/20/54(1)	1,732	1,736
Pool #MA9791 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.500%, Floor 1.500%) 5.500%, 7/20/54(1)	4,516	4,575
Pool #MB0038 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.500%, Floor 1.500%) 5.500%, 11/20/54(1)	1,005	1,017
Pool #MB0158 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.000%, Floor 1.500%) 5.000%, 1/20/55(1)	5,937	5,997
Pool #MB0763 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 11/20/55(1)	1,632	1,633
Pool #MB0832 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 12/20/55(1)	2,727	2,720
Pool #MB0890 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 1/20/56(1)	1,202	1,200
Small Business Administration
Pool #510254 (PRIME minus 2.600%) 4.150%, 5/25/28(1)	727	725
Pool #510256 (PRIME minus 2.600%) 4.150%, 12/25/28(1)	1,237	1,235
Pool #510273 (PRIME minus 2.500%) 4.250%, 11/25/28(1)	586	586
	Par Value	Value
Agency—continued
Pool #530241 (PRIME minus 2.500%) 4.250%, 10/25/32(1)	$2,015	$2,000
Pool #530251 (PRIME minus 2.375%) 4.375%, 4/25/32(1)	3,836	3,806
Pool #530835 (PRIME minus 2.600%) 4.150%, 5/25/35(1)	10,517	10,478
Pool #530885 (PRIME minus 2.550%) 4.200%, 7/25/35(1)	5,286	5,274
Total Mortgage-Backed Securities (Identified Cost $391,796)		393,462

Total Long-Term Investments—95.9% (Identified Cost $391,796)		393,462

Short-Term Investments—1.9%
U.S. Government Securities—1.9%
U.S. Treasury Bills
0.000%, 6/2/26(3)	3,000	2,981
0.000%, 6/30/26(3)	5,000	4,955
Total Short-Term Investments (Identified Cost $7,937)		7,936

TOTAL INVESTMENTS—97.8% (Identified Cost $399,733)		$401,398
Other assets and liabilities, net—2.2%		9,108
NET ASSETS—100.0%		$410,506

Abbreviations:
CMT	Constant Maturity Treasury
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

Footnote Legend:
(1)
Variable rate security. Rate disclosed is as of March 31, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)	Amount is less than $500 (not in thousands).
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$7,936	$7,936
Mortgage-Backed Securities	393,462	393,462
Total Investments	$401,398	$401,398
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.